Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Pay vs Performance Disclosure
Net Income (Loss)	¥ (39,385,588)	$ (5,632,064)	¥ (193,200,639)	¥ (271,835,982)